Commitments and Contingencies (Details 4) (Emergent Group Inc. shareholder litigation, USD $)	1 Months Ended	12 Months Ended
	Feb. 28, 2011 item	Dec. 31, 2011	Mar. 02, 2011 item	Feb. 06, 2011
Commitments and contingencies
Purchase price of issued and outstanding shares of Emergent Group's common stock				$ 8.46
Number of complaints	3
Number of plaintiffs	3
Number of complaints filed by individual shareholder			3
Plaintiffs' attorneys' fees and expenses paid		$ 75,000
Maximum
Commitments and contingencies
Plaintiffs' attorneys' fees and expenses payable		$ 225,000